Cover Page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	GigCapital7 Corp.
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1790710
Entity Central Index Key	0002023730
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	1731 Embarcadero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1731 Embarcadero Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Contact Personnel Name	Dr. Avi S. Katz